Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstarct]
Cash payments for operating leases	$ 96,910	$ 126,966	$ 56,040
Rent expenses	$ 153,833	$ 117,314	$ 78,125